Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total Revenue	$ 41,003	$ 77,443
Cost of revenue
Total cost of revenue	43,088	103,710
Gross loss	(2,085)	(26,267)
Operating expenses
Research and development	17,108	42,031
Selling and marketing	13,808	23,229
General and administrative	49,346	41,727
Total operating expenses	80,262	106,987
Loss from operations	(82,347)	(133,254)
Interest expense	(15,968)	(9,722)
Gain on fair value of warrants	32,094	2,338
Gain on fair value of contingent earnout liabilities	1,445	15,958
Gain on fair value of debt derivatives		8,485
Loss on debt extinguishment	(4,904)	(19,450)
Other income (expense), net	(3,637)	506
Loss before provision for income taxes	(73,317)	(135,139)
Provision for income taxes	20
Net loss	$ (73,297)	$ (135,139)
Net loss per share:
Basic	$ (86.51)	$ (359.49)
Diluted	$ (86.51)	$ (359.49)
Shares used in computing net loss per share:
Basic	847,265	375,922
Diluted	847,265	375,922
Net unrealized holding gain on available-for-sale investments	$ 96	$ 741
Total comprehensive loss	(73,201)	(134,398)
A3D Printers [Member]
Revenue
Total Revenue	25,368	68,938
Cost of revenue
Total cost of revenue	34,159	94,448
Recurring Payment [Member]
Revenue
Total Revenue	1,054	1,676
Cost of revenue
Total cost of revenue	866	1,291
Support Services [Member]
Revenue
Total Revenue	9,581	6,829
Cost of revenue
Total cost of revenue	8,063	7,971
Other [Member]
Revenue
Total Revenue	$ 5,000